Accrued Expenses	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Accrued Expenses [Abstract]
Accrued Expenses
7.	Accrued Expenses

The following is a summary of accrued expenses:

	June 30,	September 30,
	2015	2014
	(unaudited)

Accrued applications costs	$190,761	$171,732
Accrued payroll and related expenses - unrelated parties	229,489	125,910
Accrued professional fees	235,290	202,680
Other accrued expenses	800	800
	$656,340	$501,122

8. Accrued Expenses

The following is a summary of accrued expenses:

	September 30,
	2014	2013
Accrued applications costs	$171,732	$95,559
Accrued payroll and related expenses - unrelated parties	125,910	107,514
Accrued professional fees	202,680	6,250
Other accrued expenses	170,496	0
	$670,818	$209,323